Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Credit Facility	$ 406,103	$ 495,993
Term Loans:
Costis Maritime Corporation and Christos Maritime Corporation	0	82,500
Mas Shipping Co	22,375	30,625
Montes Shipping Co and Kelsen Shipping Co	54,000	66,000
Capetanissa Maritime Corporation	0	45,000
Rena Maritime Corporation	0	42,500
Costamare Inc.	50,313	60,463
Costamare Inc.	0	111,417
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	178,264	193,545
Raymond Shipping Co. and Terance Shipping Co.	115,964	126,878
Costamare Inc.	53,475	68,170
Uriza Shipping S.A.	36,833	0
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	109,000	0
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	32,000	0
Total Term Loans	652,224	827,098
Total	1,058,327	1,323,091
Less: Deferred financing costs	(3,720)	(4,499)
Total long term debt, net	1,054,607	1,318,592
Less: Long-term debt current portion	(199,637)	(185,259)
Add: Deferred financing costs, current portion	1,360	1,431
Total long term debt, non-current, net	$ 856,330	$ 1,134,764